UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss, Esq.
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: June 30, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders

The Report to Shareholders is attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
President

A.R. Umans
Chairman of the Board

Francis J. Harmon
Trustee

Daniel F. Zemanek
Trustee

Michelle L. Cahoon
Vice President & Treasurer

Janet L. McWilliams
Chief Compliance Officer

Diane J. Drake
Secretary

Kelly C. Dehler
Assistant Secretary

Candace A. Croal
Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611

Administrator

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

Transfer Agent

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02862

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245	Semi-Annual Report to Shareholders
June 30, 2006

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund

Distributed by:
Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Driehaus International Discovery Fund
Performance Overview	1
Schedule of Investments	2

Driehaus Emerging Markets Growth Fund
Performance Overview	10
Schedule of Investments	11

Each Fund section includes:
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements	19

Fund Expense Examples	26

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2006 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Semi-Annual Report to Shareholders
June 30, 2006

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Discovery Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/06	1 Year	3 Years	5 Years	(12/31/98 - 06/30/06)

Driehaus International Discovery Fund (DRIDX)[1]	42.17%	31.09%	18.50%	26.35%
MSCI AC World ex USA Index[2]	28.40%	25.77%	11.85%	7.23%
MSCI AC World ex USA Growth Index[3]	27.90%	22.92%	9.96%	4.02%

You cannot invest directly in any of these indices.

[PERFORMANCE GRAPH]

		MSCI AC World ex USA	MSCI AC World ex USA
	DRIDX(1)	Index(2)	Growth Index(3)

Jan 1999	10000.00	10000.00	10000.00
Jun 1999	10880.00	10237.10	10010.50
	14200.00	10715.00	10323.00
Dec 1999	16570.00	11078.80	10652.90
	31365.20	13090.50	13571.80
Jun 2000	41568.60	13193.10	14000.10
	34351.80	12654.90	12770.90
Dec 2000	31231.90	11623.10	11283.00
	27822.60	11115.80	10199.00
Jun 2001	24242.60	9654.93	8500.99
	24703.00	9642.28	8357.58
Dec 2001	20374.80	8218.26	6961.70
	23828.20	8948.75	7809.55
Jun 2002	26706.00	9095.82	7868.95
	26003.80	8855.04	7670.26
Dec 2002	20501.40	7145.59	6236.87
	20754.70	7636.06	6658.92
Jun 2003	20432.40	7078.67	6181.28
	25623.90	8483.67	7234.04
Dec 2003	29238.40	9220.39	7772.81
	33704.80	10798.10	8983.79
Jun 2004	36329.30	11319.70	9383.58
	33750.80	11241.10	9172.81
Dec 2004	33301.90	11354.60	9146.79
	37731.30	13104.50	10517.60
Jun 2005	40603.00	13146.00	10504.00
	47346.00	14701.00	11765.00
Dec 2005	54322.00	15347.00	12314.00
	60835.00	16844.00	13482.00
Jun 2006	57720.00	16880.00	13435.00

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 48 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2006 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 94.5%

EUROPE — 53.2%
Norway — 10.7%
Aker Kvaerner ASA	105,120	$9,862,019
Aker Yards AS	145,929	10,267,940
Pan Fish ASA**	2,312,000	2,503,314
Petrojarl ASA**	261,959	1,725,380
Petroleum Geo-Services ASA**	261,959	14,770,938
Tandberg Television ASA**	785,220	13,024,139
TGS Nopec Geophysical Co. ASA**	744,400	13,154,268
Tomra Systems ASA	1,517,700	12,312,463

		77,620,461

United Kingdom — 7.4%
Ashtead Group PLC	3,784,621	11,722,618
CSR PLC**	685,644	15,975,580
Hikma Pharmaceuticals PLC	478,370	2,939,113
Sage Group PLC	1,282,924	5,474,318
Savills PLC	326,532	3,517,297
Tullow Oil PLC	1,916,855	13,540,666

		53,169,592

Germany — 6.4%
Continental AG	115,849	11,842,283
Hugo Boss AG	133,894	5,648,062
Rational AG	17,013	2,781,860
Thielert AG**	101,737	3,125,645
United Internet AG	748,804	10,793,934
Wincor Nixdorf AG	71,429	9,131,561
Wire Card AG**	489,228	3,066,159

		46,389,504

France — 5.4%
Kaufman & Broad SA	40,778	2,221,893
Nexity	63,123	3,667,097
Silicon-On-Insulator Technologies**	441,569	13,063,570
Vallourec SA	16,460	19,789,980

		38,742,540

Netherlands — 4.5%
Beter Bed Holding NV	102,030	2,560,440
Brunel International NV	80,526	2,904,510
Koninklijke BAM Groep NV	639,278	12,706,573
USG People NV	190,987	14,608,064

		32,779,587

Denmark — 3.8%
Sydbank AS	375,400	12,455,722
Topdanmark AS**	108,050	15,062,913

		27,518,635

Luxembourg — 3.5%
Acergy SA**	472,291	7,188,802
Tenaris SA — ADR	444,965	18,016,633

		25,205,435

Finland — 2.1%
KCI Konecranes OYJ	709,500	12,777,407
YIT OYJ	83,760	2,053,745

		14,831,152

Spain — 2.0%
Banco de Sabadell SA	416,767	14,579,355

Belgium — 1.9%
EVS Broadcast Equipment SA	79,941	3,946,795
Option NV**	412,717	9,897,860

		13,844,655

Turkey — 1.5%
Denizbank AS**	1,244,982	11,014,059

Greece — 1.5%
Piraeus Bank SA	450,610	10,720,164

Austria — 1.4%
Andritz AG	62,545	10,338,969

Poland — 0.6%
TVN SA**	139,304	4,208,514

Sweden — 0.5%
Munters AB	106,800	3,569,028

Total EUROPE		384,531,650

FAR EAST — 34.4%
Japan — 19.3%
Fujimi, Inc.	269,500	6,311,255
Hamamatsu Photonics K.K.	131,200	4,528,487
Hitachi Construction Machinery Co., Ltd.	244,100	5,876,402
ITO EN, Ltd.	296,900	10,870,421
JFE Holdings, Inc.	351,400	14,892,433
Komatsu, Ltd.	713,000	14,174,021
Makita Corp.	175,600	5,554,631
Micronics Japan Co., Ltd.	189,800	4,950,655
Mitsubishi Gas Chemical Co., Inc.	1,109,000	12,714,156
Nihon Parkerizing Co., Ltd.	107,000	1,738,142
Sawai Pharmaceutical Co., Ltd.	167,300	8,449,790
Star Micronics Co. Ltd.	353,000	7,140,816
Sysmex Corp.	227,100	10,477,875
Toho Titanium Co., Ltd.	217,900	11,767,057
Tokyo Steel Manufacturing Co., Ltd.	286,400	6,269,067
Tokyo Tekko Co., Ltd.	353,000	2,930,357
Unicharm Petcare Corp.	52,900	2,265,030
Yamaha Motor Co., Ltd.	336,200	8,783,974

		139,694,569

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2006 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Australia — 3.3%
CSL, Ltd.	356,231	$14,228,483
Zinifex, Ltd.	1,232,405	9,176,342

		23,404,825

Taiwan — 3.2%
Catcher Technology Co., Ltd.	939,000	9,947,556
High Tech Computer Corp.	471,000	12,946,954

		22,894,510

South Korea — 3.1%
NHN Corp.**	27,701	9,635,130
Samsung Techwin Co., Ltd.	466,900	12,819,758

		22,454,888

Singapore — 2.9%
Capitaland, Ltd.	2,052,000	5,833,781
Citiraya Industries, Ltd.**#	5,320,000	0
Cosco Corp., Ltd.	13,542,000	10,779,872
Osim International, Ltd.	2,914,800	2,835,892
StarHub, Ltd.	1,166,000	1,679,553

		21,129,098

China — 2.5%
Focus Media Holding, Ltd. — ADR**	52,200	3,401,352
Foxconn International Holdings, Ltd.**	5,075,000	10,847,508
Guangzhou R&F Properties Co., Ltd.	821,000	3,805,673

		18,054,533

Thailand — 0.1%
Total Access Communication Public Co., Ltd.**	252,000	907,200

Total FAR EAST		248,539,623

NORTH AMERICA — 4.1%
Canada — 2.5%
Algoma Steel, Inc.	251,583	7,989,445
Aspreva Pharmaceuticals Corp.**	376,228	10,210,828

		18,200,273

Mexico — 1.6%
America Movil SA de CV — L — ADR	354,513	11,791,102

Total NORTH AMERICA		29,991,375

SOUTH AMERICA — 2.0%
Brazil — 2.0%
Lojas Renner SA	179,900	9,551,918
Submarino SA	257,100	5,163,604

		14,715,522

Total SOUTH AMERICA		14,715,522

AFRICA — 0.8%
South Africa — 0.8%
Foschini, Ltd.	958,705	6,117,260

Total AFRICA		6,117,260

Total EQUITY SECURITIES (Cost $576,136,451)		683,895,430

EQUITY CERTIFICATES — 2.0%

FAR EAST — 2.0%
India — 2.0%
Bharat Heavy Electricals, Ltd.†	254,294	10,769,783
Orchid Chemicals & Pharmaceuticals, Ltd.†	903,173	3,635,813

		14,405,596

Total EQUITY CERTIFICATES (Cost $11,550,777)		14,405,596

TOTAL INVESTMENTS (COST $587,687,228)	96.5%	$698,301,026
Other Assets in Excess of Liabilities	3.5%	25,002,989

Net Assets	100.0%	$723,304,015

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis:		$588,276,966

Gross Appreciation		$134,762,762
Gross Depreciation		(24,738,702)

Net Appreciation		$110,024,060

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2006, the value of these restricted securities amounted to $14,405,596 or 2.0% of net assets.

Additional information on each restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Bharat Heavy Electricals, Ltd.	05/25/05 to 11/02/05	$5,613,142
Orchid Chemicals & Pharmaceuticals, Ltd.	05/10/06 to 05/24/06	$5,937,635

ADR — American Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds Board of Trustees.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2006 (unaudited)

Regional Weightings*

Western Europe	51.1%
Japan	19.3%
Asia/ Far East Ex-Japan	17.1%
North America	4.1%
Eastern European	2.1%
South America	2.0%
Africa	0.8%

Top Ten Holdings*

Vallourec SA	2.7%
Tenaris SA — ADR	2.5%
CSR PLC	2.2%
Topdanmark AS	2.1%
JFE Holdings, Inc.	2.1%
Petroleum Geo-Services ASA	2.0%
USG People NV	2.0%
Banco de Sabadell SA	2.0%
CSL, Ltd.	2.0%
Komatsu, Ltd.	2.0%

*	All percentages are stated as a percent of net assets at June 30, 2006.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2006 (unaudited)

Percent of
Industry	Net Assets

Appliances	1.8%
Banking	6.7%
Basic Industries/ Multi-Industry	1.5%
Beverages and Tobacco	1.5%
Broadcasting & Publishing Services	0.6%
Business & Public Services	1.7%
Chemicals	2.5%
Construction	5.4%
Consumer Durables/ Multi-Industry	1.5%
Consumer Non-Durables/ Multi-Industry	1.5%
Consumer Services/ Multi-Industry	0.4%
Electrical & Electronics	3.2%
Electronic Components	10.8%
Energy Equipment	3.0%
Energy/ Multi-Industry	1.8%
Energy Sources	1.9%
Financial Services	0.9%
Food & Household	1.0%
Gas Pipelines	2.5%
Health Care	3.5%
Health Care/ Multi-Industry	0.4%
Industrial Components	3.4%
Industrial Machinery	1.5%
Insurance	2.1%
Machinery & Engineering	10.8%
Merchandising	4.9%
Metals — Nonferrous	2.9%
Metals — Steel	3.3%
Other Steel Products	1.1%
Real Estate	1.8%
Recreation	1.2%
Services to Medical Professionals	1.4%
Technology/ Multi-Industry	3.7%
Telecommunications	1.7%
Telephone Utilities	1.6%
Textiles & Apparel	0.8%
Transportation — Shipping	0.2%
Other Assets in Excess of Liabilities	3.5%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
June 30, 2006 (unaudited)

ASSETS:
Investments, at market value (Cost $587,687,228)	$698,301,026
Foreign currency (Cost $3,815,827)	3,933,498
Cash	23,028,330
Receivables:
Dividends	229,232
Interest	45,403
Investment securities sold	20,430,098
Fund shares sold	1,329,452
Prepaid expenses and other assets	39,221

TOTAL ASSETS	747,336,260

LIABILITIES:
Payables:
Investment securities purchased	17,970,785
Fund shares redeemed	4,821,602
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	98,619
Due to affiliates	870,517
Accrued expenses	270,722

TOTAL LIABILITIES	24,032,245

NET ASSETS	$723,304,015

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	16,522,139

NET ASSET VALUE PER SHARE	$43.78

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2006:
Paid-in capital	$660,549,512
Accumulated net investment loss	(2,374,502)
Accumulated net realized loss	(45,615,084)
Unrealized net foreign exchange gain	130,291
Unrealized net appreciation on investments	110,613,798

NET ASSETS	$723,304,015

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the six month period January 1, 2006 through June 30, 2006 (unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $411,227)	$3,821,259
Interest	392,241
Other	3,952

Total income	4,217,452

Expenses:
Investment advisory fee	5,550,511
Administration fee	333,783
Professional fees	128,161
Federal and state registration fees	24,382
Custodian fee	125,430
Transfer agent fees	43,639
Trustees’ fees	26,385
Miscellaneous	107,815

Total expenses	6,340,106

Fees paid indirectly	(40,491)

Net expenses	6,299,615

Net investment loss	(2,082,163)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	81,281,632
Net realized foreign exchange loss	(85,595)
Net change in unrealized foreign exchange gain	67,762
Net change in unrealized appreciation of investments	(45,004,854)

Net realized and unrealized gain on investments and foreign currency transactions	36,258,945

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,176,782

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2006
	through	For the year
	June 30, 2006	ended
	(unaudited)	December 31, 2005

INCREASE IN NET ASSETS:
Operations:
Net investment loss	$(2,082,163)	$(67,474)
Net realized gain on investments and foreign currency transactions	81,196,037	63,029,701
Net change in unrealized gain (loss) on investments and foreign currency transactions	(44,937,092)	96,185,768

Net increase in net assets resulting from operations	34,176,782	159,147,995

Distributions to shareholders:
Net investment income	—	(446,477)
Capital gains	—	(54,300,819)

Total distributions to shareholders	—	(54,747,296)

Capital share transactions:
Proceeds from shares sold	234,739,353	212,627,542
Reinvestment of distributions	—	53,670,719
Cost of shares redeemed	(149,028,257)	(112,461,237)
Redemption fees	166,976	25,182

Net increase in net assets derived from capital share transactions	85,878,072	153,862,206

Total increase in net assets	120,054,854	258,262,905

NET ASSETS:

Beginning of period	$603,249,161	$344,986,256

End of period (Including accumulated net investment loss of $2,374,502 and $292,339, respectively)	$723,304,015	$603,249,161

Capital share transactions are as follows:
Shares issued	5,237,547	5,567,641
Shares reinvested	—	1,341,768
Shares redeemed	(3,357,205)	(3,162,244)

Net increase from capital share transactions	1,880,342	3,747,165

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2006		For the year	For the year	For the year		For the year		For the year
	through		ended	ended	ended		ended		ended
	June 30, 2006		December 31,	December 31,	December 31,		December 31,		December 31,
	(unaudited)		2005	2004	2003		2002		2001

Net asset value, beginning of period	$41.20		$31.67	$29.28	$18.03		$20.70		$24.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.12)		0.02	(0.02)	(0.15)		(0.12)		(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.69		13.78	3.45	11.40		(2.57)		(3.23)

Total income (loss) from investment operations	2.57		13.80	3.43	11.25		(2.69)		(3.47)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.04)	—	—		—		—
Distributions from capital gains	—		(4.23)	(1.05)	—		—		—

Total distributions	—		(4.27)	(1.05)	—		—		—

Redemption fees added to paid-in capital	0.01		0.00 ~	0.01	0.00	~	0.02		0.00	~

Net asset value, end of period	$43.78		$41.20	$31.67	$29.28		$18.03		$20.70

Total Return	6.26	%**	43.97%	11.95%	62.40%		(12.90)%		(14.36)%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$723,304		$603,249	$344,986	$260,619		$68,113		$44,847
Ratio of expenses before fees paid indirectly to average net assets	1.71	%*	1.82%	1.94%	2.02	%†	2.26	%†	2.34	%†
Ratio of net expenses to average net assets	1.70	%*#	1.77%#	1.70%#	2.02	%†#	1.86	%†#	2.31	%†#
Ratio of net investment loss to average net assets	(0.56	)%*#	(0.02)%#	(0.05)%#	(1.11	)%†#	(0.71	)%†#	(1.12	)%†#
Portfolio turnover	81.51	%**	180.42%	518.81%	515.76%		405.69%		612.64%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.40% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/06	1 Year	3 Years	5 Years	(12/31/97 - 06/30/06)

Driehaus Emerging Markets Growth Fund (DREGX)[1]	55.77%	38.46%	24.86%	18.57%
MSCI Emerging Markets Index[2]	35.91%	34.76%	21.54%	10.00%
MSCI Emerging Markets Growth Index[3]	35.69%	32.08%	19.12%	9.02%

You cannot invest directly in any of these indices.

[PERFORMANCE GRAPH]

		MSCI Emerging Markets	MSCI Emerging Markets
	DREGX(1)	Index(2)	Growth Index(3)

Jan 1998	10000.00	10000.00	10000.00
Jun 1998	9520.00	8113.37	8302.28
	7560.00	6327.79	6400.61
Dec 1998	8730.00	7466.02	7565.72
	9380.00	8394.50	8570.61
Jun 1999	12230.00	10442.50	10596.90
	11480.00	9904.37	10099.50
Dec 1999	18696.50	12424.10	13400.00
	22169.00	12725.00	14440.60
Jun 2000	18686.30	11431.50	12868.10
	16598.70	9945.42	10900.50
Dec 2000	14447.30	8621.06	9275.15
	13254.90	8152.27	8401.08
Jun 2001	14010.80	8479.50	8687.45
	11232.00	6647.93	6653.41
Dec 2001	14161.00	8416.57	8676.31
	16295.20	9376.77	9491.29
Jun 2002	14502.40	8590.51	8615.41
	12133.40	7189.91	7296.68
Dec 2002	13083.10	7911.56	8016.49
	12538.90	7447.19	7446.53
Jun 2003	16017.80	9188.06	9044.07
	17992.00	10495.20	10445.70
Dec 2003	21652.30	12364.00	11993.70
	22954.20	13565.80	13090.00
Jun 2004	21044.00	12267.20	11704.30
	22644.70	13279.80	12507.20
Dec 2004	26875.20	15572.70	14500.70
	26723.30	15874.20	14783.40
Jun 2005	27295.90	16547.20	15356.80
	33138.30	19544.60	18070.80
Dec 2005	37344.10	20952.00	19634.10
	43205.10	23491.30	21943.00
Jun 2006	42518.70	22489.50	20837.70

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 26 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. The index was added in August 2005 as a comparison to the Fund’s growth-oriented investment style. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2006 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 92.1%

FAR EAST — 48.3%
South Korea — 14.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	200,740	$5,903,184
Daishin Securities Co., Ltd.	165,320	3,023,243
Handsome Co., Ltd.	292,770	4,860,213
Humax Co., Ltd.	53,000	1,128,432
Hynix Semiconductor, Inc.**	140,830	4,564,451
Hyundai Steel Co.	147,466	5,307,999
Korea Zinc Co., Ltd.	79,048	6,198,863
NHN Corp.**	25,904	9,010,087
Phicom Corp.	262,342	3,110,775
Shinhan Financial Group Co., Ltd.	211,100	9,901,397
Shinsegae Co., Ltd.	20,000	10,013,175
TSM Tech Co., Ltd.	284,311	5,109,357

		68,131,176

Taiwan — 11.4%
Chong Hong Construction Co., Ltd.	2,220,000	6,801,760
Delta Electronics, Inc.	2,817,650	8,006,294
High Tech Computer Corp.	214,000	5,882,480
Largan Precision Co., Ltd.	288,000	6,164,281
Mega Financial Holding Co., Ltd.	5,860,000	4,334,708
Phison Electronics Corp.	1,141,000	5,286,078
Polaris Securities Co., Ltd.	8,152,000	3,864,820
Shin Kong Financial Holding Co., Ltd.	6,849,000	7,530,674
Unimicron Technology Corp.	3,678,000	4,793,811

		52,664,906

China — 10.4%
Celestial NutriFoods, Ltd.**	3,521,500	3,092,450
China Mengniu Dairy Co., Ltd.	5,325,000	6,685,133
Chongqing Changan Automobile Co., Ltd.	7,474,300	3,839,983
Focus Media Holding, Ltd. — ADR**	88,716	5,780,735
Golden Eagle Retail Group, Ltd.**	13,389,000	6,982,147
Guangzhou R&F Properties Co., Ltd.	1,393,200	6,458,056
Lee & Man Paper Manufacturing, Ltd.	3,534,000	5,164,737
Vtech Holdings, Ltd.	590,000	3,076,755
Zijin Mining Group Co., Ltd.	14,643,600	7,306,433

		48,386,429

Malaysia — 3.8%
Airasia Berhad**	10,891,100	4,445,952
MoBif Berhad**	4,406,600	3,405,836
Resorts World Berhad	1,640,300	5,222,890
RHB Capital Berhad	6,177,300	4,623,098

		17,697,776

Indonesia — 3.3%
PT Bakrie and Brothers Tbk**	187,725,500	3,039,925
PT Bakrie Telecom Tbk**	207,349,500	3,917,323
PT Bank Rakyat Indonesia Tbk	9,599,500	4,248,942
PT Perusahaan Gas Negara Tbk	3,521,500	4,276,895

		15,483,085

Thailand — 2.8%
Bank of Ayudhya Public Co., Ltd. — NVDR	11,730,900	5,293,061
BEC World Public Co., Ltd. — NVDR	11,841,100	4,659,405
G Steel PCL — NVDR	89,364,800	2,813,163

		12,765,629

Singapore — 1.0%
Chartered Semiconductor Manufacturing, Ltd.**	5,628,000	4,800,076
Citiraya Industries, Ltd.**#	2,216,000	0

		4,800,076

Philippines — 0.9%
Ayala Land, Inc.	19,525,900	4,226,584

Total FAR EAST		224,155,661

EUROPE — 19.2%
United Kingdom — 5.9%
Amdocs, Ltd.**	209,700	7,675,020
BHP Billiton PLC	308,876	5,991,659
Cairn Energy PLC**	166,238	6,741,497
Tullow Oil PLC	999,248	7,058,689

		27,466,865

Russia — 5.0%
CTC Media, Inc.**	210,600	3,845,555
Lukoil — ADR	98,921	8,230,227
Sberbank RF	3,266	5,568,530
Unified Energy System — GDR	81,830	5,719,917

		23,364,229

Poland — 2.3%
Grupa Lotos SA**	319,159	4,720,618
TVN SA**	188,605	5,697,947

		10,418,565

Austria — 2.0%
Raiffeisen International Bank Holding AG	106,582	9,256,383

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2006 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Kazakhstan — 1.7%
Kazakhmys PLC	350,769	$7,738,362

Turkey — 1.4%
Denizbank AS**	169,613	1,500,526
Dogan Yayin Holding AS**	863,589	2,946,844
Dogus Otomotiv Servis ve Ticaret AS	615,440	2,138,970

		6,586,340

Luxembourg — 0.9%
Orco Property Group	38,356	4,125,884

Total EUROPE		88,956,628

SOUTH AMERICA — 11.9%
Brazil — 11.9%
Aracruz Celulose SA — ADR	132,210	6,930,448
Banco Bradesco SA	57,960	1,683,219
Cosan SA Industria e Comercio**	69,850	4,450,482
Cyrela Brazil Realty SA	305,730	5,081,620
Gol-Linhas Aereas Inteligentes SA — ADR	288,354	10,236,567
Localiza Rent-a-Car SA	280,000	5,300,337
Natura Cosmeticos SA	377,500	3,860,578
Net Servicos de Comunicacao SA (Pref.)**	13,948,100	7,599,039
Petroleo Brasileiro SA — ADR	77,200	6,894,732
Submarino SA	162,400	3,261,646

		55,298,668

Total SOUTH AMERICA		55,298,668

NORTH AMERICA — 6.8%
Mexico — 6.4%
America Movil SA de CV — L — ADR	243,745	8,106,959
Fomento Economico Mexicano SA de CV — ADR	98,400	8,238,048
Grupo Aeroportuario del Pacifico SA de CV — ADR	219,500	6,991,075
Urbi Desarrollos Urbanos SA de CV**	2,611,488	6,055,958

		29,392,040

Canada — 0.4%
Cameco Corp.	49,135	1,963,926

Total NORTH AMERICA		31,355,966

AFRICA — 5.9%
South Africa — 5.9%
Aspen Pharmacare Holdings Ltd.**	642,712	3,271,825
Foschini, Ltd.	530,451	3,384,677
MTN Group, Ltd.	571,632	4,217,480
Nedbank Group, Ltd.	430,069	6,777,935
Sappi, Ltd.	449,595	5,530,583
Sasol, Ltd.	113,364	4,347,992

		27,530,492

Total AFRICA		27,530,492

Total EQUITY SECURITIES (Cost $356,901,996)		427,297,415

EQUITY CERTIFICATES — 3.8%

FAR EAST — 3.8%
India — 3.8%
Cipla, Ltd.†	570,910	2,676,540
Jaiprakash Associates, Ltd.†	786,469	6,734,455
Orchid Chemicals & Pharmaceuticals, Ltd.†	225,000	905,760
Suzlon Energy, Ltd.†	318,046	7,197,667

		17,514,422

Total EQUITY CERTIFICATES (Cost $17,168,559)		17,514,422

TOTAL INVESTMENTS (COST $374,070,555)	95.9%	$444,811,837
Other Assets in Excess of Liabilities	4.1%	18,904,859

Net Assets	100.0%	$463,716,696

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2006 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$376,750,154

Gross Appreciation	$79,855,654
Gross Depreciation	(11,793,971)

Net Appreciation	$68,061,683

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2006, the value of these restricted securities amounted to $17,514,422 or 3.8% of net assets.

Additional information on each restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Cipla, Ltd.	07/15/05 to 06/26/06	$2,451,853
Jaiprakash Associates, Ltd.	08/05/05 to 06/16/06	$6,299,141
Orchid Chemicals & Pharmaceuticals, Ltd.	06/09/06	$875,363
Suzion Energy, Ltd.	01/24/06 to 06/29/06	$7,542,202

ADR — American Depository Receipt

GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds Board of Trustees.

Regional Weightings*

Asia/ Far East Ex-Japan	52.1%
South America	11.9%
Eastern Europe	10.4%
Western Europe	8.8%
North America	6.8%
Africa	5.9%

Top Ten Holdings*

Gol-Linhas Aereas Inteligentes SA — ADR	2.2%
Shinsegae Co., Ltd.	2.2%
Shinhan Financial Group Co., Ltd.	2.1%
Raiffeisen International Bank Holding AG	2.0%
NHN Corp.	1.9%
Fomento Economico Mexicano SA de CV — ADR	1.8%
Lukoil — ADR	1.8%
America Movil SA de CV — L — ADR	1.7%
Delta Electronics, Inc.	1.7%
Kazakhmys PLC	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2006.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2006 (unaudited)

Percent of
Industry	Net Assets

Automobiles	2.4%
Baking	0.7%
Banking	8.4%
Beverages	1.8%
Broadcasting & Publishing Services	3.7%
Business & Public Services	0.9%
Capital Goods/ Multi-Industry	1.3%
Chemicals	1.1%
Communications	1.7%
Consumer Durables/ Multi-Industry	1.1%
Consumer Non-Durables/ Multi-Industry	0.8%
Consumer Services/ Multi-Industry	5.7%
Electrical & Electronics	2.0%
Electric Utilities	1.2%
Electronic Components	5.8%
Energy Equipment	1.0%
Energy Sources	5.4%
Financial Services	5.2%
Food & Household	2.4%
Forest Products	1.2%
Gold Mining	1.6%
Health Care	1.3%
Insurance	1.6%
International Trading	1.0%
Leisure & Tourism	2.1%
Merchandising	3.6%
Metals — Nonferrous	5.9%
Metals — Steel	2.4%
Oil	3.3%
Paper Products	1.5%
Real Estate	4.3%
Technology/ Multi-Industry	4.3%
Telecommunications	2.8%
Telephone Utilities	1.7%
Transportation — Air	4.7%
Other Assets in Excess of Liabilities	4.1%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
June 30, 2006 (unaudited)

ASSETS:
Investments, at market value (Cost $374,070,555)	$444,811,837
Foreign currency (Cost $4,032,653)	4,120,320
Cash	19,339,185
Receivables:
Dividends	1,235,301
Interest	28,993
Investment securities sold	1,840,868
Fund shares sold	3,623,068
Prepaid expenses and other assets	71,398

TOTAL ASSETS	475,070,970

LIABILITIES:
Payables:
Investment securities purchased	9,616,964
Fund shares redeemed	884,410
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	969
Due to affiliates	551,491
Foreign taxes	47,103
Accrued expenses	253,337

TOTAL LIABILITIES	11,354,274

NET ASSETS	$463,716,696

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	14,396,879

NET ASSET VALUE PER SHARE	$32.21

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2006:
Paid-in capital	$380,819,193
Accumulated net investment income	80,466
Accumulated net realized gain	12,046,092
Unrealized net foreign exchange gain	29,663
Unrealized net appreciation on investments	70,741,282

NET ASSETS	$463,716,696

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the six month period January 1, 2006 through June 30, 2006 (unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $302,142)	$3,634,051
Interest	230,020
Other	1,922

Total income	3,865,993

Expenses:
Investment advisory fee	3,007,888
Administration fee	226,099
Professional fees	85,592
Federal and state registration fees	25,417
Custodian fee	176,414
Transfer agent fees	30,089
Trustees’ fees	16,735
Miscellaneous	78,207

Total expenses	3,646,441

Fees paid indirectly	(13,522)

Net expenses	3,632,919

Net investment income	233,074

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	13,187,218
Net realized foreign exchange loss	(496,393)
Net change in unrealized foreign exchange gain	(29,370)
Net change in unrealized appreciation of investments	10,584,891

Net realized and unrealized gain on investments and foreign currency transactions	23,246,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,479,420

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the six month
	period
	January 1, 2006
	through	For the year
	June 30, 2006	ended
	(unaudited)	December 31, 2005

INCREASE IN NET ASSETS:
Operations:
Net investment gain (loss)	$233,074	$(31,702)
Net realized gain on investments and foreign currency transactions	12,690,825	25,775,696
Net change in unrealized gain on investments and foreign currency transactions	10,555,521	28,773,591

Net increase in net assets resulting from operations	23,479,420	54,517,585

Distributions to shareholders:
Net investment income	—	(570,827)
Capital gains	—	(25,810,044)

Total distributions to shareholders	—	(26,380,871)

Capital share transactions:
Proceeds from shares sold	328,561,951	119,850,579
Reinvestment of distributions	—	25,961,648
Cost of shares redeemed	(130,442,358)	(75,911,982)
Redemption fees	530,856	70,067

Net increase in net assets derived from capital share transactions	198,650,449	69,970,312

Total increase in net assets	222,129,869	98,107,026

NET ASSETS:

Beginning of period	$241,586,827	$143,479,801

End of period (Including accumulated net investment income (loss) of $80,466 and ($152,608), respectively)	$463,716,696	$241,586,827

Capital share transactions are as follows:
Shares issued	9,954,257	4,518,939
Shares reinvested	—	938,938
Shares redeemed	(4,095,918)	(3,157,344)

Net increase from capital share transactions	5,858,339	2,300,533

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2006	For the year	For the year	For the year		For the year		For the year
	through	ended	ended	ended		ended		ended
	June 30, 2006	December 31,	December 31,	December 31,		December 31,		December 31,
	(unaudited)	2005	2004	2003		2002		2001

Net asset value, beginning of period	$28.29	$23.00	$20.29	$12.26		$13.27		$13.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	0.04	(0.01)	0.00		(0.09)		(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.86	8.83	4.75	8.03		(0.93)		(0.16)

Total income (loss) from investment operations	3.88	8.87	4.74	8.03		(1.02)		(0.27)

LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.08)	(0.04)	—		—		(0.03)
Distributions from capital gains	—	(3.51)	(2.00)	—		—		—

Total distributions	—	(3.59)	(2.04)	—		—		(0.03)

Redemption fees added to paid-in capital	0.04	0.01	0.01	0.00	~	0.01		0.00	~

Net asset value, end of period	$32.21	$28.29	$23.00	$20.29		$12.26		$13.27

Total Return	13.86%**	38.95%	24.12%	65.50%		(7.61)%		(1.98)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$463,717	$241,587	$143,480	$99,986		$35,932		$21,953
Ratio of expenses before fees paid indirectly to average net assets	1.82%*	2.07%	2.23%	2.35	%†	2.50	%†	2.50	%†
Ratio of net expenses to average net assets	1.81%*#	2.01%#	2.03%#	2.34	%†#	2.16	%†#	2.49	%†#
Ratio of net investment income (loss) to average net assets	0.12%*#	(0.02)%#	(0.29)%#	0.04	%†#	(0.76	)%†#	(0.79	)%†#
Portfolio turnover	109.20%**	349.69%	356.90%	432.47%		355.14%		505.50%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after an Adviser expense reimbursement. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

     The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, currently with two operational series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The two Funds included in the Trust are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97

     The investment objective of the Funds is to maximize capital appreciation.

     The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

     The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Fiscal Year End

     The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

     Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

     The Funds determine income and expenses daily.

Federal Income Taxes

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the year ended December 31, 2005, reclassifications were recorded to undistributed net investment income, undistributed net realized foreign exchange loss and undistributed net realized gain for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies and net operating losses. Results of operations and net assets were not affected by these classifications.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

     During the year ended December 31, 2005, the Driehaus International Discovery Fund utilized $5,786,701 of capital loss carryforwards and as of December 31, 2005, the Fund had capital loss carryforwards of $111,765,702 expiring in 2008 and $24,839,330 expiring in 2009. During the year ended December 31, 2005, the Driehaus Emerging Markets Growth Fund utilized $949,637 of capital loss carryforwards and as of December 31, 2005, the Fund had capital loss carryforwards of $645,275 expiring in 2008 and $707,360 expiring in 2009. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforward subject to the limitations described below. For the year ended December 31, 2005, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund realized no post-October capital losses. The Driehaus International Discovery Fund realized post-October foreign currency losses of $292,339, which were deferred for tax purposes and were recognized on January 1, 2006, and the Driehaus Emerging Markets Growth Fund realized post-October foreign currency losses of $152,608, which were deferred for tax purposes and were recognized on January 1, 2006.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus International Discovery Fund inherited from its merger with the Driehaus International Growth Fund and the Driehaus European Opportunity Fund on September 29, 2003 of approximately $133,980,941 and $2,624,091, respectively, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus Emerging Markets Growth Fund inherited from its merger with the Driehaus Asia Pacific Growth Fund on September 29, 2003 of approximately $1,352,635, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

Distributions to Shareholders

     The Funds had no distributions during the six months ended June 30, 2006.

     The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

	Driehaus		Driehaus
	International		Emerging Markets
	Discovery Fund		Growth Fund

	2005	2004	2005	2004

Distributions paid from:
Ordinary income	$41,961,124	$4,447,267	$16,037,581	$5,508,814
Net long-term capital gains	12,786,172	7,172,002	10,343,290	5,931,495

Total distributions paid	$54,747,296	$11,619,269	$26,380,871	$11,440,309

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

     As of December 31, 2005, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Undistributed ordinary income	$6,024,483	$1,568,624
Undistributed long-term capital gain	4,359,166	1,818,878

Accumulated earnings	$10,383,649	$3,387,502
Paid-in capital	574,671,440	182,168,744
Accumulated capital and other losses	(136,897,371)	(1,505,244)
Unrealized appreciation/(depreciation) on foreign currency	62,529	59,033
Unrealized appreciation on investments	155,028,914	57,476,792

Net assets	$603,249,161	$241,586,827

     The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales.

Foreign Currency Translation

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2006.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

     The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

     Under the Trust’s organizational documents, the Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

New Accounting Guidance

     On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

     Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC”), a registered broker-dealer.

     DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets.

     The amounts accrued and payable to DCM during the six months ended June 30, 2006, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$5,550,511	$870,517
Driehaus Emerging Markets Growth Fund	3,007,888	551,491

     The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the six months ended June 30, 2006, these arrangements reduced the expenses of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund by $40,491 (0.6%) and $13,522 (0.4%), respectively.

     DS LLC is the Funds’ distributor. DS LLC also acts as a broker for the Funds for domestically traded securities. For the six months ended June 30, 2006, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DS LLC	through DS LLC

Driehaus International Discovery Fund	$2,742,935	$20,374	1,084,909
Driehaus Emerging Markets Growth Fund	2,858,022	336,090	7,430,878

     A portion of these commissions are, in turn, paid by DS LLC to third parties for clearing and execution services.

     Certain officers of the Trust are also officers of DCM and DS LLC. No such officers received compensation from the Funds.

     PFPC Inc. (“PFPC”), an indirect subsidiary of PNC Bank Corp., serves as the Funds’ administrative and accounting agent. In compensation for these services, PFPC receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PFPC also acts as the transfer agent and dividend disbursing agent for the Funds. In compensation for these services, PFPC receives a monthly fee based on shareholder processing activity during the month.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

C.	DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

     The Funds invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2006, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund had unrealized appreciation of $2,854,819 and $345,863, respectively, as a result of their investment in these financial instruments. The aggregate market values of these certificates for the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund represented 2.1% and 3.9%, respectively, of their total market values at June 30, 2006.

     At June 30, 2006, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At June 30, 2006, the Funds’ currency transactions are limited to transaction hedges.

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

     The Funds had the following outstanding contracts at June 30, 2006:

Driehaus International Discovery Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2006

$7,689,979	6,012,256	Euro	July 2006	$80,657
7,930,071	907,827,022	Japanese Yen	July 2006	57,965
113,268	705,084	Norwegian Krone	July 2006	1,187
2,234,761	3,537,292	Singapore Dollar	July 2006	22,364

				$162,173

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2006

$1,841,167	3,987,784	Brazilian Real	July 2006	$(19,370)
1,461,675	790,430	British Pound Sterling	July 2006	(21,498)
6,474,444	5,061,914	Euro	July 2006	(59,046)
8,749,891	1,001,337,490	Japanese Yen	July 2006	(151,398)
904,267	5,628,972	Norwegian Krone	July 2006	(9,480)

				$(260,792)

		Net unrealized depreciation		$(98,619)

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Driehaus Emerging Markets Growth Fund

Transaction Hedges:

Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2006

$154,928	335,558	Brazilian Real	July 2006	$(567)
228,364	123,492	British Pound Sterling	July 2006	2,928
320,571	250,632	Euro	July 2006	3,772
1,432,875	11,128,136	Hong Kong Dollar	July 2006	203
799,707	7,407,687,486	Indonesian Rupiah	July 2006	(4,995)
323,179	1,026,949	Polish Zloty	July 2006	6,322
897,057	6,431,898	South African Rand	July 2006	16,367
3,006,902	2,852,798,401	South Korean Won	July 2006	(18,014)
230,314	7,457,005	Taiwan Dollar	July 2006	(610)
465,634	736,866	Turkish Lira	July 2006	(1,920)

				$3,486

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2006

$416,037	3,853,750,555	Indonesian Rupiah	July 2006	$4,678
995,678	1,576,008	Singapore Dollar	July 2006	(9,133)

				$(4,455)

		Net unrealized depreciation		$(969)

D.	INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$655,973,366	$569,993,503
Driehaus Emerging Markets Growth Fund	601,619,683	407,548,824

E.	RESTRICTED SECURITIES

     Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2006, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F.	LINE OF CREDIT

     The Funds have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

subject to certain restrictions. The Funds have agreed to pay commitment fees computed at a rate of 0.125% per annum on the average daily amount of the available committed line. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of borrowings plus 1%. At June 30, 2006, the Funds had no outstanding borrowings under the line of credit.

G.	OFF BALANCE SHEET RISKS

     The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.	REDEMPTION FEES

     The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. This redemption fee became effective for shares purchased after July 31, 2000. The redemption fees are recorded in paid-in capital.

Fund Expense Examples

      As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2006.

Actual Expenses

     The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

________________________________________________________________________________

			Expenses Paid During
	Beginning Account	Ending Account Value	Six Months Ending
	January 1, 2006	June 30, 2006	June 30, 2006*

Actual	$1,000	$1,062.60	$8.69

Hypothetical (5% return before expenses)	$1,000	$1,016.36	$8.50

Driehaus Emerging Markets Growth Fund

________________________________________________________________________________

			Expenses Paid During
	Beginning Account	Ending Account Value	Six Months Ending
	January 1, 2006	June 30, 2006	June 30, 2006*

Actual	$1,000	$1,138.60	$9.60

Hypothetical (5% return before expenses)	$1,000	$1,015.82	$9.05

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus International Discovery Fund	1.70%
Driehaus Emerging Markets Growth Fund	1.81%

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)
Date September 1, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)
Date September 1, 2006

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date September 1, 2006

*	Print the name and title of each signing officer under his or her signature.